Deferred Income Tax - Schedule of Deferred Income Tax (Detail) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets and liabilities [abstract]
Deferred income tax assets	£ 58	£ 52
Deferred income tax liabilities	(89)	(63)
Net deferred income tax liability	£ (31)	£ (11)